NOTE PAYABLE (Tables)	3 Months Ended
Mar. 31, 2022
Schedule of note payable
	March 31,	December 31,
	2022	2021
Balance at beginning of the period	$-	$-
Additions	4,665	-
Repayments	-	-
Unwinding of fair value adjustment	9	-
Balance at end of the period	4,674	-
Less: Current portion	(4,674)	-
Non-current portion	$-	$-